Details of Significant Accounts - Revenue, alternative disaggregation of revenue and contract assets - Narrative (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Details of Significant Accounts
AR/AI cloud solutions	$ 16,768	$ 17,192	$ 18,238